Financial information by segments (Schedule of Information About Geographical Areas) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	$ 35,869,314	$ 34,171,201	$ 35,678,253
Mexico [Member]
Disclosure of geographical areas [line items]
Revenue	19,660,889	18,530,672	20,507,794
USA [Member]
Disclosure of geographical areas [line items]
Revenue	5,549,781	7,120,360	9,246,444
Brazil [Member]
Disclosure of geographical areas [line items]
Revenue	10,659,259	8,520,169	5,924,015
Canada [Member]
Disclosure of geographical areas [line items]
Revenue	311,761	175,686	267,606
Latin America [Member]
Disclosure of geographical areas [line items]
Revenue	253,096	60,672	60,578
Other (Europe and Asia) [Member]
Disclosure of geographical areas [line items]
Revenue	$ 17,836	$ 16,540	$ 20,658